Consolidated Balance Sheets - USD ($)	May 31, 2017	Feb. 28, 2017	Feb. 29, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 152,211	$ 782,707	$ 363,783
Account receivable	23,300	0
Note receivable		0	125,000
Prepaid expenses	40,535	20,856	33,121
Total Current Assets	216,046	803,563	521,904
Equipment (net of accumulated depreciation)	391,969	414,635	497,052
Refundable deposits	43,600	43,600	43,600
TOTAL ASSETS	651,615	1,261,798	1,062,556
Current liabilities
Accounts payable	668,866	572,195	746,144
Accrued expenses	251,567	179,680	214,311
Deferred research & development reimbursement	64,989	177,517	0
Notes payable (net of debt discount)		0	1,533,120
Convertible note payable (net of debt discount)	993,685	989,086	0
Accrued interest payable	41,095	15,890	56,000
Accrued dividends on Series B Preferred Stock	15,638	15,638	48,317
Total Current Liabilities	2,035,840	1,950,006	2,597,892
Warrant liability	145,330	2,106,972	234,461
Total Liabilities	2,181,170	4,056,978	2,832,353
STOCKHOLDERS' DEFICIT
Common Stock	481	471	185
Additional Paid-in-capital	25,064,862	23,523,140	21,607,259
Accumulated deficit	(26,594,992)	(26,318,885)	(23,377,328)
Total stockholders' deficit	(1,529,555)	(2,795,180)	(1,769,797)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	651,615	1,261,798	1,062,556
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock	87	87	87
Series A-2 Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock	7	7	0
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock	$ 0	$ 0	$ 0